Average Annual Total Returns{- Franklin LifeSmart™ 2040 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-26 - Franklin LifeSmart™ 2040 Retirement Target Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Since Inception	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Since Inception	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Since Inception	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Since Inception	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Since Inception	MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax wthholding) Past 1 year		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax wthholding) Past 5 years		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax wthholding) Since Inception		Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	14.78%	5.02%	6.69%	14.08%	4.30%	5.99%	9.16%	3.74%	5.11%	19.56%	5.41%	6.84%	21.13%	5.95%	7.38%	21.89%	6.52%	7.96%	21.68%	6.44%	7.89%	16.25%	[1]	12.25%	[1]	10.29%	[1]	7.13%	2.51%	2.38%

[1]

1. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) as a primary benchmark because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).